Short-Term Investment	12 Months Ended
Jun. 30, 2024
Short-Term Invstment [Abstract]
SHORT-TERM INVESTMENT

NOTE 6 — SHORT-TERM INVESTMENT

The Company’s short-term investments consist of wealth management financial products purchased from PRC banks with maturities ranging from one month to twelve months. The banks invest the Company’s fund in certain financial instruments including money market funds, bonds or mutual funds, with rates of return on these investments ranging from 1.5% to 2.5% per annum.

Short-term investment consisted of the following:

	June 30, 2024	June 30, 2023
Beginning balance	$-	$1,490
Add: purchase additional wealth management financial products	1,122,520	4,125,704
Less: proceeds received upon maturity of short-term investment	(1,122,520)	(4,127,088)
Foreign currency translation adjustments	-	(106)
Ending balance of short-term investment	$-	$-

Interest income generated from short-term investment amounted to $67,293, $14,748 and $30,775 for the years ended June 30, 2024, 2023 and 2022, respectively.